Related Party Transactions (Predecessor) - A1 Convertible Notes (Details) $ in Millions			1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 15, 2021 USD ($) item	Dec. 08, 2021 USD ($) item	Jul. 21, 2023 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) item	Mar. 06, 2023 USD ($)	Jul. 01, 2022 USD ($)	Jun. 03, 2022 USD ($)	Apr. 14, 2022 USD ($)	Mar. 09, 2022 USD ($)	Feb. 18, 2022 USD ($)
Related Party Transactions
Estimated fair value of convertible notes						$ 131.3
Alphaeon 1 LLC (A1) | 2023 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount							$ 6.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement
Related Party Transactions
Aggregate principal amount				$ 25.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | 2021 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount				$ 10.0
Percentage of discount rate if number of days between execution date and conversion date are between zero and 90				10.00%
Percentage of discount rate if number of days between execution date and conversion date are between 91 and 180				15.00%
Percentage of discount rate if number of days between execution date and conversion date is grated than 180 days				20.00%
Income (expense) related to change in fair value					$ (3.0)	0.6
Principal amount outstanding						10.0
Estimated fair value of convertible notes						8.7
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes issued on December 8, 2021
Related Party Transactions
Aggregate principal amount		$ 5.0
Number of convertible notes issued | item	2	2
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes issued on December 15, 2021
Related Party Transactions
Aggregate principal amount	$ 5.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | 2022 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount						14.5
Interest rate (as a percent)				10.00%
Income (expense) related to change in fair value					$ 4.2	1.0
Principal amount outstanding						14.5
Estimated fair value of convertible notes						$ 12.2
Number of additional tranches of subordinated convertible promissory notes issued | item						5
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on February 18, 2022
Related Party Transactions
Aggregate principal amount												$ 3.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on 9th March, 2022
Related Party Transactions
Aggregate principal amount											$ 3.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on April 14, 2022
Related Party Transactions
Aggregate principal amount										$ 3.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on June 3, 2022
Related Party Transactions
Aggregate principal amount									$ 3.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on July 1, 2022
Related Party Transactions
Aggregate principal amount								$ 2.5
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | 2023 A1 Convertible Notes
Related Party Transactions
Interest rate (as a percent)							15.79%
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | March 2023 A1 Convertible Notes
Related Party Transactions
Income (expense) related to change in fair value			$ 10.1